Note 8 - Incentive Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

NOTE 9. Incentive Plans

401(k) Plan. The HighPeak Energy Employees, Inc 401(k) Plan (the “401(k) Plan”) is a defined contribution plan established under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"). As of October 1, 2020, all regular full-time and part-time employees of the Company are eligible to participate in the 401(k) Plan after three continuous months of employment with the Company. Participants may contribute up to 80 percent of their annual base salary into the 401(k) Plan. Matching contributions are made to the 401(k) Plan in cash by the Company in amounts equal to 100 percent of a participant’s contributions to the 401(k) Plan up to four percent of the participant’s annual base salary (the “Matching Contribution”). Each participant’s account is credited with the participant’s contributions, Matching Contributions and allocations of the 401(k) Plan’s earnings. Participants are fully vested in their account balances at their eligibility date. During the six months ended June 30, 2021 and 2020, the Company contributed $111,000 and zero to the 401(k) Plan, respectively.

Long-Term Incentive Plan. The Company’s Long-Term Incentive Plan (“LTIP”) provides for the granting of stock awards, stock options, dividend equivalents and substitute awards to directors, officers and employees of the Company. The number of shares available for grant pursuant to awards under the LTIP are as follows:

June 30, 2021
Approved and authorized awards	12,047,866
Awards issued under plan	(9,681,506)
Awards available for future grant	2,366,360

Stock Options. Stock option awards were granted to employees on August 24, 2020. Stock-based compensation expense related to the Company’s stock option awards for the six months ended June 30, 2021 and 2020 was $1.9 million and zero, respectively, and as of June 30, 2021 and December 31, 2020 there was $1.9 million and $3.8 million, respectively, of unrecognized stock-based compensation expense related to unvested stock option awards. The unrecognized compensation expense will be recognized on a straight-line basis over the remaining vesting periods of the awards, which is a period of less than two years.

The Company estimates the fair values of stock options granted on the grant date using a Black-Scholes option valuation model, which requires the Company to make several assumptions. The expected term of options granted was determined based on the simplified method of the midpoint between the vesting dates and the contractual term of the options. The risk-free interest rate is based on the U.S. treasury yield curve rate for the expected term of the option at the date of grant and the volatility was based on the volatility of a peer group of companies with similar characteristics of the Company on the date of grant since the Company did not have any trading history. More detailed stock options activity and details are as follows:

	Stock Options	Exercise Price	Remaining Term in Years	Intrinsic Value (in thousands)
Outstanding at August 22, 2020	-
Awards granted	9,705,495	$10.00
Outstanding at December 31, 2020	9,705,495	$10.00	9.7	$57,942
Exercised	(154,268)	$10.00
Outstanding at June 30, 2021	9,551,227	$10.00	9.2	$-

Vested at December 31, 2020	7,204,163	$10.00	9.7	$43,009
Exercisable at December 31, 2020	7,204,163	$10.00	9.7	$43,009

Vested at June 30, 2021	7,049,895	$10.00	9.2	$2,232
Exercisable at June 30, 2021	7,049,895	$10.00	9.2	$2,232

Stock Issued to Directors. A total of 67,779 shares of restricted stock was approved by the board of directors to be granted to the outside directors of the Company on June 1, 2021, which vest on the one-year anniversary of such grant assuming the director remains in his or her position as of the anniversary date. Out of the 67,779 shares of restricted stock granted, 52,883 were issued during June 2021 and 14,896 shares were issued in July 2021. Therefore, stock-based compensation expense of $57,000 was recognized during the six months ended June 30, 2021, and the remaining $626,000 will be recognized over the remaining restricted period, which was based upon the closing price of the stock on the date of the restricted stock issuance.

Stock was issued to the outside directors of the Company in November 2020 in the amount of 12,500 shares for each outside director, totaling 62,500 shares. There were no restrictions of these shares. Therefore stock-based compensation expense was recognized immediately upon the issuance of these shares in the amount of $302,000 which was based upon the closing price of the stock on the date the stock issuance was approved by the board of directors of the Company.

NOTE 8. Incentive Plans

401(k) Plan. The HighPeak Energy Employees, Inc 401(k) Plan (the “401(k) Plan”) is a defined contribution plan established under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"). As of October 1, 2020, all regular full-time and part-time employees of the Company are eligible to participate in the 401(k) Plan after three continuous months of employment with the Company. Participants may contribute up to 80 percent of their annual base salary into the 401(k) Plan. Matching contributions are made to the 401(k) Plan in cash by the Company in amounts equal to 100 percent of a participant’s contributions to the 401(k) Plan that are not in excess of four percent of the participant’s annual base salary (the “Matching Contribution”). Each participant’s account is credited with the participant’s contributions, Matching Contributions and allocations of the 401(k) Plan’s earnings. Participants are fully vested in their account balances at their eligibility date. During the period from August 24, 2020 through December 31, 2020, the Company contributed $49,000 to the 401(k) Plan.

Long-Term Incentive Plan. The Company’s 2020 Long-Term Incentive Plan (“LTIP”) provides for the granting of stock awards, stock options, dividend equivalents and substitute awards to directors, officers and employees of the Company. The number of shares available for grant pursuant to awards under the LTIP are as follows:

December 31, 2020
Approved and authorized awards	11,907,006
Awards granted under plan	(9,767,995)
Awards available for future grant	2,139,011

Stock Options. Stock options were granted to employees on August 24, 2020. Stock-based compensation expense related to stock options for the period from August 22, 2020 to December 31, 2020 for the Company was $15.5 million, and as of December 31, 2020 there was $3.8 million of unrecognized stock-based compensation expense related to unvested stock-based compensation awards. The unrecognized compensation expense will be recognized on a straight-line basis over the remaining vesting periods of the awards, which is a period of less than two years.

The Company estimates the fair values of stock options granted using a Black-Scholes option valuation model, which requires the Company to make several assumptions. The expected term of options granted was determined based on the simplified method of the midpoint between the vesting dates and the contractual term of the options. The risk-free interest rate is based on the U.S. treasury yield curve rate for the expected term of the option at the date of grant and the volatility was based on the volatility of a peer group of companies with similar characteristics of the Company on the date of grant since the Company did not have any trading history. More detailed stock options activity and details are as follows:

	Stock Options	Exercise Price	Remaining Term in Years	Intrinsic Value (in thousands)
Outstanding at August 22, 2020	-
Awards granted	9,705,495	$10.00
Awards forfeited	-
Exercised	-
Outstanding at December 31, 2020	9,705,495	$10.00	9.7	$57,942

Vested at December 31, 2020	7,204,163	$10.00	9.7	$43,009
Exercisable at December 31, 2020	7,204,163	$10.00	9.7	$43,009

Stock Issued to Directors. Stock was issued to the outside directors of the Company in November 2020 in the amount of 12,500 shares each totaling 62,500 shares in total. There were no restrictions of these shares. Therefore stock-based compensation expense was recognized immediately upon the issuance of these shares in the amount of $302,000 which was based upon the closing price of the stock on the date the stock issuance was approved by the board of directors of the Company.